SCHEDULE OF ASSUMPTIONS USED DERIVATIVE LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input percentage	2.43	1.76
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input percentage	5.31	3.74
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input percentage	0.0009	0.016
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input percentage	0.0018	0.026
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Expected life (in years)	3 months	3 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Expected life (in years)	1 year	2 years